December 22, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century World Mutual Funds, Inc. (the "Registrant")
Post-Effective Amendment No. 62 under 1933 Act File No. 33-39242, and
Amendment No. 62 under 1940 Act File No. 811-06247 (collectively, the “Amendment”)

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the Registrant hereby submits for filing the Amendment to the Registration Statement on Form N-1A.

The principal purposes of the Amendment are to: (i) add two new series of the Registrant, NT International Small-Mid Cap and NT International Value; and (ii) make certain other non-material changes deemed appropriate by the Registrant.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3275.

Sincerely,

/s/ Ashley Bergus
Ashley Bergus
Corporate Counsel

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com